Transactions with Related Parties, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions
Fixed and Variable fees	$ 8,379	$ 7,726	$ 6,026
Supervision Fees	1,925	1,375	2,113
Acquisition Fees	$ 823	$ 1,810	$ 1,348